Events after reporting period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events after reporting period
28. Events after the reporting period
Management has evaluated subsequent events through March 24, 2026, which is the date these financial statements were available to be issued:
•On January 8, 2026, the Company announced that it had entered into an agreement to acquire Keystone Cement Company, a Pennsylvania based cement manufacturer and aggregates producer from the Fortaleza, Uniland and Tritadura Groups. The transaction price (subject to ordinary post-closing adjustments) is $310,000. Closing of the transaction is subject to regulatory approval and other customary conditions.